Provision for Income Taxes - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Expected tax at 35%	$ (33,528)	$ (43,872)
Increase in valuation allowance	33,528	43,875
Provision for (benefit from) income taxes